Property, plant and equipment - Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Operating lease commitments	$ 90	$ 68
Plant and machinery
Property, plant and equipment
Operating lease commitments	22	21
Land and buildings
Property, plant and equipment
Operating lease commitments	51	38
Office equipment, vehicles, and other
Property, plant and equipment
Operating lease commitments	$ 17	$ 9